NATIONWIDE

VA SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VA Separate Account-B:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VP Balanced Fund - Class I (ACVB)
96,090 shares (cost $697,169)	$723,556
VP Capital Appreciation Fund - Class I (ACVCA)
35,751 shares (cost $536,234)	537,339
VP Income & Growth Fund - Class I (ACVIG)
31,934 shares (cost $279,124)	342,014
VP Inflation Protection Fund - Class II (ACVIP2)
46,502 shares (cost $507,257)	474,782
VP International Fund - Class I (ACVI)
35,392 shares (cost $359,468)	431,071
VP Ultra(R) Fund - Class I (ACVU1)
4,252 shares (cost $61,090)	82,235
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
18,288 shares (cost $312,533)	367,963
Stock Index Fund, Inc. - Initial Shares (DSIF)
145,257 shares (cost $5,411,027)	7,768,342
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
4,251 shares (cost $159,961)	171,192
Appreciation Portfolio - Initial Shares (DCAP)
19,448 shares (cost $805,789)	869,508
Growth and Income Portfolio - Initial Shares (DGI)
7,447 shares (cost $202,245)	243,653
Quality Bond Fund II - Primary Shares (FQB)
41,157 shares (cost $469,031)	454,790
Equity-Income Portfolio - Initial Class (FEIP)
172,187 shares (cost $3,611,389)	4,113,544
High Income Portfolio - Initial Class (FHIP)
562,424 shares (cost $2,936,797)	3,065,210
VIP Asset Manager Portfolio - Initial Class (FAMP)
125,249 shares (cost $1,950,993)	1,907,547
VIP Growth Portfolio - Initial Class (FGP)
39,389 shares (cost $1,805,846)	2,916,766
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
166,015 shares (cost $2,135,862)	2,101,753
VIP Overseas Portfolio - Initial Class (FOP)
36,466 shares (cost $704,261)	833,969
VIP Value Strategies Portfolio - Service Class (FVSS)
11,118 shares (cost $140,883)	158,214
Mid Cap Value Portfolio: Class 1 (JPMMV1)
25,507 shares (cost $269,189)	301,745
Forty Portfolio: Service Shares (JACAS)
5,242 shares (cost $172,926)	198,362
Global Technology Portfolio: Service Shares (JAGTS)
12,917 shares (cost $117,466)	149,324
Overseas Portfolio: Service Shares (JAIGS)
1,736 shares (cost $60,038)	53,359
Emerging Markets Debt Portfolio - Class I (MSEM)
853 shares (cost $6,991)	6,893
U.S. Real Estate Portfolio - Class I (MSVRE)
32,803 shares (cost $407,508)	712,472
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
59,686 shares (cost $995,623)	1,003,911
NVIT Emerging Markets Fund - Class I (GEM)
29,794 shares (cost $347,454)	407,584
NVIT International Equity Fund - Class I (GIG)
233,732 shares (cost $2,302,293)	2,760,376
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
14,705 shares (cost $156,633)	173,669
NVIT Core Bond Fund - Class I (NVCBD1)
87,408 shares (cost $956,991)	944,003
NVIT Nationwide Fund - Class I (TRF)
147,274 shares (cost $1,877,206)	2,814,408
NVIT Government Bond Fund - Class I (GBF)
97,024 shares (cost $1,068,456)	1,039,131
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,593 shares (cost $57,827)	62,469
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
14,544 shares (cost $149,089)	146,606
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
73,455 shares (cost $934,139)	956,385
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
19,024 shares (cost $216,654)	268,427
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
37,438 shares (cost $424,000)	425,673
NVIT Mid Cap Index Fund - Class I (MCIF)
106,355 shares (cost $2,629,156)	2,767,362
NVIT Money Market Fund - Class I (SAM)
2,996,558 shares (cost $2,996,558)	2,996,558
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
13,009 shares (cost $145,657)	156,494
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
29,810 shares (cost $322,469)	344,005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
24,866 shares (cost $299,958)	338,420
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
3,507 shares (cost $35,289)	38,090
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
19,178 shares (cost $226,051)	235,888
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
17,203 shares (cost $189,733)	195,258
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
9,550 shares (cost $180,003)	184,417
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
55,243 shares (cost $795,081)	847,423
NVIT Multi-Manager Small Company Fund - Class I (SCF)
86,531 shares (cost $1,778,996)	1,959,067
NVIT Multi-Sector Bond Fund - Class I (MSBF)
243,653 shares (cost $2,246,619)	2,256,229
NVIT Large Cap Growth Fund - Class I (NVOLG1)
314,293 shares (cost $5,515,586)	6,185,282
Invesco NVIT Comstock Value Fund - Class II (EIF2)
28,434 shares (cost $377,334)	567,829
NVIT Real Estate Fund - Class I (NVRE1)
151,042 shares (cost $1,180,355)	975,734
Short Duration Bond Portfolio - I Class Shares (AMTB)
75,091 shares (cost $802,939)	785,447
Guardian Portfolio - I Class Shares (AMGP)
11,266 shares (cost $208,210)	181,942
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,622 shares (cost $250,731)	295,180
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
53,554 shares (cost $635,036)	894,888
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,188 shares (cost $40,559)	56,030
Capital Income Fund/VA - Non-Service Shares (OVMS)
33,250 shares (cost $392,096)	529,339
Core Bond Fund/VA - Non-Service Shares (OVB)
250,950 shares (cost $1,932,109)	1,964,940
Global Securities Fund/VA - Non-Service Shares (OVGS)
49,249 shares (cost $1,970,485)	2,335,381
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,595 shares (cost $190,956)	212,697
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2,974 shares (cost $234,084)	250,455
Health Sciences Portfolio - II (TRHS2)
5,970 shares (cost $235,520)	243,162
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,839 shares (cost $40,884)	42,050
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
16,197 shares (cost $167,050)	144,153
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
50,169 shares (cost $622,832)	784,141
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
6,906 shares (cost $204,320)	163,883
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
7,449 shares (cost $218,298)	236,417
Advantage VT Opportunity Fund - Class 2 (SVOF)
64,165 shares (cost $1,241,858)	1,741,435

Total Investments	$70,897,841

Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(13)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(65)
Accounts Payable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	(18)
Other Accounts Payable	(94)

$70,897,651

Contract Owners’ Equity:
Accumulation units	70,888,983
Contracts in payout (annuitization) period (note 1f)	8,668

Total Contract Owners’ Equity (note 5)	$70,897,651

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVB	ACVCA	ACVIG	ACVIP2	ACVI	ACVU1	DVSCS
Reinvested dividends	$1,082,458	11,697	-	7,790	12,480	3,491	271	1,989
Mortality and expense risk charges (note 2)	(1,031,850)	(11,191)	(7,210)	(4,902)	(6,869)	(5,842)	(1,076)	(4,428)

Net investment income (loss)	50,608	506	(7,210)	2,888	5,611	(2,351)	(805)	(2,439)

Realized gain (loss) on investments	1,501,073	15,113	1,414	36,722	(7,717)	9,104	1,151	813
Change in unrealized gain (loss) on investments	6,151,070	46,730	33,605	11,805	12,028	94,800	15,392	21,241

Net gain (loss) on investments	7,652,143	61,843	35,019	48,527	4,311	103,904	16,543	22,054

Reinvested capital gains	1,960,980	26,953	61,265	7,915	-	-	3,439	13,019

Net increase (decrease) in contract owners’ equity resulting from operations	$9,663,731	89,302	89,074	59,330	9,922	101,553	19,177	32,634

Investment Activity:	DSIF	DSRG	DCAP	DGI	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$124,603	2,206	10,715	1,696	16,367	69,674	167,438	36,460
Mortality and expense risk charges (note 2)	(106,441)	(2,933)	(11,671)	(3,366)	(7,167)	(62,256)	(47,191)	(32,742)

Net investment income (loss)	18,162	(727)	(956)	(1,670)	9,200	7,418	120,247	3,718

Realized gain (loss) on investments	268,695	27,182	4,826	11,783	(3,455)	184,422	(40,128)	117,417
Change in unrealized gain (loss) on investments	864,259	(12,596)	76,300	18,359	7,057	168,193	91,101	(109,284)

Net gain (loss) on investments	1,132,954	14,586	81,126	30,142	3,602	352,615	50,973	8,133

Reinvested capital gains	169,506	12,681	101,434	9,814	-	90,382	-	251,392

Net increase (decrease) in contract owners’ equity resulting from operations	$1,320,622	26,540	181,604	38,286	12,802	450,415	171,220	263,243

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	FGP	FIGBS	FOP	FVSS	JPMMV1	JACAS	JAGTS	JAIGS
Reinvested dividends	$5,960	49,170	11,040	2,638	2,567	-	422	859
Mortality and expense risk charges (note 2)	(39,567)	(30,990)	(10,303)	(2,888)	(4,554)	(5,132)	(1,571)	(730)

Net investment income (loss)	(33,607)	18,180	737	(250)	(1,987)	(5,132)	(1,149)	129

Realized gain (loss) on investments	118,928	(5,588)	191	35,883	5,263	(7,211)	3,998	(7,297)
Change in unrealized gain (loss) on investments	477,198	33,640	169,602	(63,980)	18,307	80,240	27,014	20,200

Net gain (loss) on investments	596,126	28,052	169,793	(28,097)	23,570	73,029	31,012	12,903

Reinvested capital gains	196,108	9,771	722	60,952	14,314	22,714	5,407	-

Net increase (decrease) in contract owners’ equity resulting from operations	$758,627	56,003	171,252	32,605	35,897	90,611	35,270	13,032

Investment Activity:	MSEM	MSVRE	NVAMV1	GEM	GIG	NVNMO1	NVCBD1	TRF
Reinvested dividends	$366	10,612	22,006	4,865	44,195	840	28,304	27,472
Mortality and expense risk charges (note 2)	(97)	(10,850)	(19,431)	(4,870)	(37,212)	(1,697)	(14,106)	(39,220)

Net investment income (loss)	269	(238)	2,575	(5)	6,983	(857)	14,198	(11,748)

Realized gain (loss) on investments	7	91,001	68,499	2,271	3,389	91	(437)	72,193
Change in unrealized gain (loss) on investments	244	(83,155)	(30,149)	104,937	561,123	23,433	14,096	403,023

Net gain (loss) on investments	251	7,846	38,350	107,208	564,512	23,524	13,659	475,216

Reinvested capital gains	-	-	48,382	-	-	2,277	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$520	7,608	89,307	107,203	571,495	24,944	27,857	463,468

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	GBF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$22,489	916	2,781	16,391	4,181	7,733	28,853	15,780
Mortality and expense risk charges (note 2)	(16,517)	(801)	(1,797)	(13,822)	(3,691)	(5,935)	(39,263)	(52,246)

Net investment income (loss)	5,972	115	984	2,569	490	1,798	(10,410)	(36,466)

Realized gain (loss) on investments	(31,674)	22,875	(1,123)	4,543	3,597	3,999	134,833	-
Change in unrealized gain (loss) on investments	33,484	(17,694)	2,834	40,185	15,110	7,338	69,841	-

Net gain (loss) on investments	1,810	5,181	1,711	44,728	18,707	11,337	204,674	-

Reinvested capital gains	-	3,827	2,442	55,077	16,275	17,087	164,488	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,782	9,123	5,137	102,374	35,472	30,222	358,752	(36,466)

Investment Activity:	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF
Reinvested dividends	$1,749	8,622	1,106	544	-	2,124	-	4,239
Mortality and expense risk charges (note 2)	(2,109)	(4,564)	(4,495)	(532)	(2,519)	(3,178)	(2,348)	(13,018)

Net investment income (loss)	(360)	4,058	(3,389)	12	(2,519)	(1,054)	(2,348)	(8,779)

Realized gain (loss) on investments	(526)	(1,750)	6,811	942	(4,291)	(1,335)	(1,171)	62,887
Change in unrealized gain (loss) on investments	31,252	57,541	60,418	1,491	38,293	16,506	35,423	(31,567)

Net gain (loss) on investments	30,726	55,791	67,229	2,433	34,002	15,171	34,252	31,320

Reinvested capital gains	-	-	12,751	1,922	8,349	9,918	1,327	39,769

Net increase (decrease) in contract owners’ equity resulting from operations	$30,366	59,849	76,591	4,367	39,832	24,035	33,231	62,310

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	SCF	MSBF	NVOLG1	EIF2	NVRE1	AMTB	AMGP	AMCG
Reinvested dividends	$-	105,182	28,180	15,320	21,360	11,555	575	-
Mortality and expense risk charges (note 2)	(28,614)	(33,011)	(86,576)	(7,409)	(15,141)	(11,619)	(2,488)	(3,906)

Net investment income (loss)	(28,614)	72,171	(58,396)	7,911	6,219	(64)	(1,913)	(3,906)

Realized gain (loss) on investments	138,092	9,801	168,673	14,337	(53,177)	(2,355)	(2,848)	287
Change in unrealized gain (loss) on investments	(27,628)	23,740	1,101,046	54,067	79,166	(2,171)	19,965	54,774

Net gain (loss) on investments	110,464	33,541	1,269,719	68,404	25,989	(4,526)	17,117	55,061

Reinvested capital gains	129,308	-	140,227	-	16,814	-	21,023	5,350

Net increase (decrease) in contract owners’ equity resulting from operations	$211,158	105,712	1,351,550	76,315	49,022	(4,590)	36,227	56,505

Investment Activity:	AMTP	AMSRS	OVMS	OVB	OVGS	OVGI	OVAG	TRHS2
Reinvested dividends	$5,096	279	11,206	48,623	20,006	2,583	69	-
Mortality and expense risk charges (note 2)	(12,792)	(781)	(8,191)	(29,455)	(31,731)	(3,065)	(3,198)	(4,019)

Net investment income (loss)	(7,696)	(502)	3,015	19,168	(11,725)	(482)	(3,129)	(4,019)

Realized gain (loss) on investments	64,575	1,440	47,024	(103,811)	(10,010)	887	(486)	(7,326)
Change in unrealized gain (loss) on investments	16,591	5,322	(8,185)	146,299	663,657	26,331	31,994	63,684

Net gain (loss) on investments	81,166	6,762	38,839	42,488	653,647	27,218	31,508	56,358

Reinvested capital gains	23,846	2,008	-	-	-	3,465	22,634	10,075

Net increase (decrease) in contract owners’ equity resulting from operations	$97,316	8,268	41,854	61,656	641,922	30,201	51,013	62,414

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$-	2,812	3,068	-	-	10,843
Mortality and expense risk charges (note 2)	(1,209)	(1,916)	(9,964)	(3,438)	(3,728)	(24,261)

Net investment income (loss)	(1,209)	896	(6,896)	(3,438)	(3,728)	(13,418)

Realized gain (loss) on investments	(1,613)	(5,091)	1,430	(79,795)	10,742	103,157
Change in unrealized gain (loss) on investments	(10,173)	17,137	269,012	65,056	39,950	66,218

Net gain (loss) on investments	(11,786)	12,046	270,442	(14,739)	50,692	169,375

Reinvested capital gains	-	-	-	-	14,195	130,356

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,995)	12,942	263,546	(18,177)	61,159	286,313

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVB		ACVCA		ACVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$50,608	196,513	506	1,025	(7,210)	(6,757)	2,888	3,344
Realized gain (loss) on investments	1,501,073	1,008,017	15,113	2,743	1,414	6,517	36,722	13,368
Change in unrealized gain (loss) on investments	6,151,070	(854,848)	46,730	910	33,605	(39,739)	11,805	17,209
Reinvested capital gains	1,960,980	4,107,302	26,953	32,869	61,265	48,199	7,915	6,887

Net increase (decrease) in contract owners’ equity resulting from operations	9,663,731	4,456,984	89,302	37,547	89,074	8,220	59,330	40,808

Equity transactions:
Purchase payments received from contract owners (note 3)	674,704	1,370,737	35	-	31	-	5,395	134
Transfers between funds	-	-	16,041	93,136	31,838	(38,268)	(47,026)	8,752
Redemptions (note 3)	(9,268,616)	(8,271,153)	(176,026)	(93,798)	(23,760)	(41,946)	(29,323)	(50,403)
Annuity benefits	(66,557)	(13,540)	-	-	-	-	(27,577)	(5,290)
Adjustments to maintain reserves	(610)	44	7	15	11	(10)	(110)	(11)

Net equity transactions	(8,661,079)	(6,913,912)	(159,943)	(647)	8,120	(80,224)	(98,641)	(46,818)

Net change in contract owners’ equity	1,002,652	(2,456,928)	(70,641)	36,900	97,194	(72,004)	(39,311)	(6,010)
Contract owners’ equity beginning of period	69,894,999	72,351,927	794,223	757,323	440,144	512,148	381,318	387,328

Contract owners’ equity end of period	$70,897,651	69,894,999	723,582	794,223	537,338	440,144	342,007	381,318

CHANGES IN UNITS:
Beginning units	3,148,478	3,493,103	30,323	30,490	15,447	18,286	17,940	20,273
Units purchased	337,212	873,197	2,510	5,011	1,231	19	861	792
Units redeemed	(649,961)	(1,217,822)	(8,225)	(5,178)	(968)	(2,858)	(4,257)	(3,125)

Ending units	2,835,729	3,148,478	24,608	30,323	15,710	15,447	14,544	17,940

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	ACVIP2		ACVI		ACVU1		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,611	1,782	(2,351)	(1,531)	(805)	(616)	(2,439)	(1,312)
Realized gain (loss) on investments	(7,717)	(10,221)	9,104	17,946	1,151	7,274	813	(13,352)
Change in unrealized gain (loss) on investments	12,028	16,604	94,800	(47,187)	15,392	(8,329)	21,241	46,804
Reinvested capital gains	-	3,233	-	-	3,439	2,962	13,019	14,939

Net increase (decrease) in contract owners’ equity resulting from operations	9,922	11,398	101,553	(30,772)	19,177	1,291	32,634	47,079

Equity transactions:
Purchase payments received from contract owners (note 3)	86	2,946	306	38,307	-	-	24	73,138
Transfers between funds	75,263	18,208	288	(17,663)	15,825	27	79,550	70,120
Redemptions (note 3)	(40,940)	(29,452)	(36,446)	(105,487)	(2,170)	(7,515)	(14,175)	(85,399)
Annuity benefits	(125)	(129)	-	-	-	-	-	-
Adjustments to maintain reserves	36	28	(36)	3	(14)	(7)	(26)	(13)

Net equity transactions	34,320	(8,399)	(35,888)	(84,840)	13,641	(7,495)	65,373	57,846

Net change in contract owners’ equity	44,242	2,999	65,665	(115,612)	32,818	(6,204)	98,007	104,925
Contract owners’ equity beginning of period	430,540	427,541	365,391	481,003	49,411	55,615	269,933	165,008

Contract owners’ equity end of period	$474,782	430,540	431,056	365,391	82,229	49,411	367,940	269,933

CHANGES IN UNITS:
Beginning units	32,263	32,954	17,254	21,154	2,617	3,032	9,264	7,017
Units purchased	6,138	4,104	296	2,121	828	1,184	3,230	6,750
Units redeemed	(3,567)	(4,795)	(1,808)	(6,021)	(103)	(1,599)	(1,094)	(4,503)

Ending units	34,834	32,263	15,742	17,254	3,342	2,617	11,400	9,264

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	DSIF		DSRG		DCAP		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$18,162	37,664	(727)	(313)	(956)	1,201	(1,670)	(444)
Realized gain (loss) on investments	268,695	277,847	27,182	3,798	4,826	11,561	11,783	13,532
Change in unrealized gain (loss) on investments	864,259	98,631	(12,596)	(5,402)	76,300	(87,545)	18,359	(18,607)
Reinvested capital gains	169,506	199,678	12,681	18,657	101,434	113,737	9,814	22,682

Net increase (decrease) in contract owners’ equity resulting from operations	1,320,622	613,820	26,540	16,740	181,604	38,954	38,286	17,163

Equity transactions:
Purchase payments received from contract owners (note 3)	5,737	(7,630)	42	7	5,424	318	6	-
Transfers between funds	219,601	823,842	11,435	(1,003)	(14,807)	(98,368)	30,898	24,736
Redemptions (note 3)	(541,116)	(535,311)	(65,193)	(3,210)	(39,201)	(104,225)	(42,115)	(29,201)
Annuity benefits	(106)	(94)	-	-	-	-	-	-
Adjustments to maintain reserves	57	29	(27)	(7)	(16)	12	(11)	(2)

Net equity transactions	(315,827)	280,836	(53,743)	(4,213)	(48,600)	(202,263)	(11,222)	(4,467)

Net change in contract owners’ equity	1,004,795	894,656	(27,203)	12,527	133,004	(163,309)	27,064	12,696
Contract owners’ equity beginning of period	6,763,560	5,868,904	198,380	185,853	736,498	899,807	216,586	203,890

Contract owners’ equity end of period	$7,768,355	6,763,560	171,177	198,380	869,502	736,498	243,650	216,586

CHANGES IN UNITS:
Beginning units	186,051	177,730	7,282	7,421	32,011	41,590	9,210	9,402
Units purchased	7,261	31,359	599	232	439	262	1,300	1,225
Units redeemed	(14,912)	(23,038)	(2,353)	(371)	(2,335)	(9,841)	(1,728)	(1,417)

Ending units	178,400	186,051	5,528	7,282	30,115	32,011	8,782	9,210

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FQB		FEIP		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,200	11,668	7,418	34,517	120,247	144,486	3,718	1,077
Realized gain (loss) on investments	(3,455)	(5,171)	184,422	267,522	(40,128)	(130,569)	117,417	55,014
Change in unrealized gain (loss) on investments	7,057	5,581	168,193	68,737	91,101	424,867	(109,284)	(116,555)
Reinvested capital gains	-	-	90,382	273,549	-	-	251,392	99,595

Net increase (decrease) in contract owners’ equity resulting from operations	12,802	12,078	450,415	644,325	171,220	438,784	263,243	39,131

Equity transactions:
Purchase payments received from contract owners (note 3)	266	-	59,554	128,480	78,868	8,342	340	35,256
Transfers between funds	(30,361)	(3,990)	(48,858)	(59,812)	(750,845)	590,815	(21,486)	109,096
Redemptions (note 3)	(36,297)	(39,483)	(837,613)	(474,998)	(270,889)	(198,882)	(627,972)	(300,685)
Annuity benefits	-	-	(114)	(102)	-	-	-	-
Adjustments to maintain reserves	2	5	44	37	10	4	(3)	(8)

Net equity transactions	(66,390)	(43,468)	(826,987)	(406,395)	(942,856)	400,279	(649,121)	(156,341)

Net change in contract owners’ equity	(53,588)	(31,390)	(376,572)	237,930	(771,636)	839,063	(385,878)	(117,210)
Contract owners’ equity beginning of period	508,384	539,774	4,490,119	4,252,189	3,836,862	2,997,799	2,293,430	2,410,640

Contract owners’ equity end of period	$454,796	508,384	4,113,547	4,490,119	3,065,226	3,836,862	1,907,552	2,293,430

CHANGES IN UNITS:
Beginning units	32,810	35,646	139,598	153,766	191,919	169,370	91,849	98,069
Units purchased	697	1,351	3,429	10,516	7,740	101,802	96	7,808
Units redeemed	(4,880)	(4,187)	(28,085)	(24,684)	(54,177)	(79,253)	(24,011)	(14,028)

Ending units	28,627	32,810	114,942	139,598	145,482	191,919	67,934	91,849

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FGP		FIGBS		FOP		FVSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(33,607)	(36,221)	18,180	18,723	737	(1,077)	(250)	(943)
Realized gain (loss) on investments	118,928	158,757	(5,588)	(15,793)	191	(18,029)	35,883	2,225
Change in unrealized gain (loss) on investments	477,198	(414,129)	33,640	57,142	169,602	(30,957)	(63,980)	17,861
Reinvested capital gains	196,108	262,402	9,771	983	722	1,089	60,952	-

Net increase (decrease) in contract owners’ equity resulting from operations	758,627	(29,191)	56,003	61,055	171,252	(48,974)	32,605	19,143

Equity transactions:
Purchase payments received from contract owners (note 3)	2,594	86,627	557	95,873	549	79,596	23	-
Transfers between funds	78,973	(158,173)	70,321	281,492	97,798	(39,106)	(84,959)	647
Redemptions (note 3)	(291,715)	(349,311)	(150,632)	(384,509)	(51,116)	(129,195)	(49,688)	(2,413)
Annuity benefits	-	-	-	-	(58)	(53)	-	-
Adjustments to maintain reserves	(4)	(15)	(4)	(14)	25	(16)	(31)	(3)

Net equity transactions	(210,152)	(420,872)	(79,758)	(7,158)	47,198	(88,774)	(134,655)	(1,769)

Net change in contract owners’ equity	548,475	(450,063)	(23,755)	53,897	218,450	(137,748)	(102,050)	17,374
Contract owners’ equity beginning of period	2,368,284	2,818,347	2,125,500	2,071,603	615,520	753,268	260,251	242,877

Contract owners’ equity end of period	$2,916,759	2,368,284	2,101,745	2,125,500	833,970	615,520	158,201	260,251

CHANGES IN UNITS:
Beginning units	75,667	89,455	149,117	149,862	32,460	37,167	11,407	11,486
Units purchased	2,483	5,685	4,918	34,616	4,361	7,344	-	54
Units redeemed	(8,177)	(19,473)	(10,394)	(35,361)	(2,567)	(12,051)	(5,505)	(133)

Ending units	69,973	75,667	143,641	149,117	34,254	32,460	5,902	11,407

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	JPMMV1		JACAS		JAGTS		JAIGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,987)	(2,270)	(5,132)	(2,366)	(1,149)	(6,153)	129	1,921
Realized gain (loss) on investments	5,263	6,184	(7,211)	(10,697)	3,998	(110,801)	(7,297)	(16,915)
Change in unrealized gain (loss) on investments	18,307	24,389	80,240	(43,210)	27,014	133,112	20,200	2,557
Reinvested capital gains	14,314	19,252	22,714	51,738	5,407	2,847	-	1,569

Net increase (decrease) in contract owners’ equity resulting from operations	35,897	47,555	90,611	(4,535)	35,270	19,005	13,032	(10,868)

Equity transactions:
Purchase payments received from contract owners (note 3)	4	26,867	9	-	32	(1)	11	-
Transfers between funds	(26,495)	74,266	(188,754)	(113,539)	42,323	(802,419)	7,248	(39,230)
Redemptions (note 3)	(108,974)	(67,906)	(59,412)	(22,312)	(14,634)	(17,092)	(19,558)	(1,735)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	(10)	(9)	(10)	(5)	(4)	(5)	(7)

Net equity transactions	(135,470)	33,217	(248,166)	(135,861)	27,716	(819,516)	(12,304)	(40,972)

Net change in contract owners’ equity	(99,573)	80,772	(157,555)	(140,396)	62,986	(800,511)	728	(51,840)
Contract owners’ equity beginning of period	401,315	320,543	355,920	496,316	86,349	886,860	52,632	104,472

Contract owners’ equity end of period	$301,742	401,315	198,365	355,920	149,335	86,349	53,360	52,632

CHANGES IN UNITS:
Beginning units	14,721	13,291	22,629	31,703	9,695	111,738	5,366	9,793
Units purchased	353	4,489	307	1,550	3,869	2,262	582	-
Units redeemed	(5,202)	(3,059)	(13,092)	(10,624)	(1,824)	(104,305)	(1,728)	(4,427)

Ending units	9,872	14,721	9,844	22,629	11,740	9,695	4,220	5,366

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	MSEM		MSVRE		NVAMV1		GEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$269	258	(238)	(1,199)	2,575	11,248	(5)	(1,718)
Realized gain (loss) on investments	7	4	91,001	99,046	68,499	38,989	2,271	(25,953)
Change in unrealized gain (loss) on investments	244	265	(83,155)	(51,848)	(30,149)	50,860	104,937	39,317
Reinvested capital gains	-	-	-	-	48,382	126,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520	527	7,608	45,999	89,307	227,924	107,203	11,646

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,133	3,318	5,458	64,321	154	1,901
Transfers between funds	-	-	(119,593)	(5,679)	54,839	(14,000)	42,873	(11,162)
Redemptions (note 3)	-	-	(72,440)	(197,596)	(490,734)	(218,690)	(6,950)	(55,284)
Annuity benefits	-	-	-	-	(21,241)	(4,228)	-	-
Adjustments to maintain reserves	(3)	(4)	(40)	17	(389)	24	29	(13)

Net equity transactions	(3)	(4)	(185,940)	(199,940)	(452,067)	(172,573)	36,106	(64,558)

Net change in contract owners’ equity	517	523	(178,332)	(153,941)	(362,760)	55,351	143,309	(52,912)
Contract owners’ equity beginning of period	6,363	5,840	890,739	1,044,680	1,366,678	1,311,327	264,296	317,208

Contract owners’ equity end of period	$6,880	6,363	712,407	890,739	1,003,918	1,366,678	407,605	264,296

CHANGES IN UNITS:
Beginning units	235	235	13,103	16,177	53,148	60,465	14,462	18,425
Units purchased	-	-	128	544	2,764	5,653	2,369	1,382
Units redeemed	-	-	(2,918)	(3,618)	(18,884)	(12,970)	(840)	(5,345)

Ending units	235	235	10,313	13,103	37,028	53,148	15,991	14,462

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GIG		NVNMO1		NVCBD1		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,983	21,330	(857)	(550)	14,198	15,890	(11,748)	(7,359)
Realized gain (loss) on investments	3,389	(40,270)	91	(543)	(437)	(5,554)	72,193	204,261
Change in unrealized gain (loss) on investments	561,123	60,767	23,433	7,054	14,096	25,747	403,023	40,627
Reinvested capital gains	-	-	2,277	4,383	-	1,782	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	571,495	41,827	24,944	10,344	27,857	37,865	463,468	237,529

Equity transactions:
Purchase payments received from contract owners (note 3)	878	4,087	-	-	531	-	2,935	6,056
Transfers between funds	55,241	991,629	54,235	3,758	(54,505)	131,303	116	(1,065,980)
Redemptions (note 3)	(80,907)	(204,850)	(1,755)	(2,336)	(19,170)	(212,220)	(210,633)	(164,961)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(25)	(5)	(8)	(2)	-	(5)	(21)	(16)

Net equity transactions	(24,813)	790,861	52,472	1,420	(73,144)	(80,922)	(207,603)	(1,224,901)

Net change in contract owners’ equity	546,682	832,688	77,416	11,764	(45,287)	(43,057)	255,865	(987,372)
Contract owners’ equity beginning of period	2,213,677	1,380,989	96,255	84,491	989,296	1,032,353	2,558,545	3,545,917

Contract owners’ equity end of period	$2,760,359	2,213,677	173,671	96,255	944,009	989,296	2,814,410	2,558,545

CHANGES IN UNITS:
Beginning units	173,249	107,443	3,888	3,821	79,099	85,697	86,090	130,980
Units purchased	5,014	86,621	1,875	170	1,231	18,401	99	226
Units redeemed	(6,275)	(20,815)	(62)	(103)	(6,970)	(24,999)	(6,463)	(45,116)

Ending units	171,988	173,249	5,701	3,888	73,360	79,099	79,726	86,090

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GBF		GVIDA		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,972	5,781	115	446	984	1,348	2,569	5,284
Realized gain (loss) on investments	(31,674)	(50,575)	22,875	742	(1,123)	(5,774)	4,543	(4,036)
Change in unrealized gain (loss) on investments	33,484	37,783	(17,694)	(1,041)	2,834	5,259	40,185	(1,907)
Reinvested capital gains	-	-	3,827	14,990	2,442	4,687	55,077	47,725

Net increase (decrease) in contract owners’ equity resulting from operations	7,782	(7,011)	9,123	15,137	5,137	5,520	102,374	47,066

Equity transactions:
Purchase payments received from contract owners (note 3)	18,276	26,726	7,141	-	52	-	136	-
Transfers between funds	(63,681)	(37,586)	(158,248)	-	28,053	45,741	(37,488)	113,703
Redemptions (note 3)	(215,605)	(163,221)	(2,992)	(2,151)	(20,934)	(110,224)	(118,027)	(150,727)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(8)	(8)	(22)	8	4	4	4	(20)

Net equity transactions	(261,018)	(174,089)	(154,121)	(2,143)	7,175	(64,479)	(155,375)	(37,044)

Net change in contract owners’ equity	(253,236)	(181,100)	(144,998)	12,994	12,312	(58,959)	(53,001)	10,022
Contract owners’ equity beginning of period	1,292,360	1,473,460	207,449	194,455	134,297	193,256	1,009,388	999,366

Contract owners’ equity end of period	$1,039,124	1,292,360	62,451	207,449	146,609	134,297	956,387	1,009,388

CHANGES IN UNITS:
Beginning units	70,057	79,303	10,379	10,496	9,516	14,072	57,225	59,825
Units purchased	4,139	24,044	314	-	1,920	4,262	7	11,090
Units redeemed	(18,207)	(33,290)	(8,015)	(117)	(1,462)	(8,818)	(8,514)	(13,690)

Ending units	55,989	70,057	2,678	10,379	9,974	9,516	48,718	57,225

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GVDMA		GVDMC		MCIF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$490	802	1,798	1,869	(10,410)	(5,495)	(36,466)	(41,307)
Realized gain (loss) on investments	3,597	3,103	3,999	3,771	134,833	42,303	-	-
Change in unrealized gain (loss) on investments	15,110	(5,555)	7,338	(3,732)	69,841	143,912	-	-
Reinvested capital gains	16,275	17,286	17,087	14,888	164,488	228,326	-	52

Net increase (decrease) in contract owners’ equity resulting from operations	35,472	15,636	30,222	16,796	358,752	409,046	(36,466)	(41,255)

Equity transactions:
Purchase payments received from contract owners (note 3)	25	-	58,134	-	153,896	6,302	167,297	258,611
Transfers between funds	-	-	13,587	(5,448)	(150,033)	(129,844)	1,452,279	(123,347)
Redemptions (note 3)	(9,020)	(8,563)	(87,906)	(30,236)	(277,059)	(181,332)	(1,317,189)	(871,700)
Annuity benefits	-	-	-	-	(64)	(56)	(30)	(31)
Adjustments to maintain reserves	(3)	(6)	(4)	(9)	30	(4)	(3)	8

Net equity transactions	(8,998)	(8,569)	(16,189)	(35,693)	(273,230)	(304,934)	302,354	(736,459)

Net change in contract owners’ equity	26,474	7,067	14,033	(18,897)	85,522	104,112	265,888	(777,714)
Contract owners’ equity beginning of period	241,949	234,882	411,634	430,531	2,681,840	2,577,728	2,730,675	3,508,389

Contract owners’ equity end of period	$268,423	241,949	425,667	411,634	2,767,362	2,681,840	2,996,563	2,730,675

CHANGES IN UNITS:
Beginning units	12,637	13,116	25,512	27,797	87,936	100,202	235,347	298,031
Units purchased	1	-	4,196	2,073	5,222	3,054	200,201	248,450
Units redeemed	(446)	(479)	(5,197)	(4,358)	(13,635)	(15,320)	(174,590)	(311,134)

Ending units	12,192	12,637	24,511	25,512	79,523	87,936	260,958	235,347

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(360)	(396)	4,058	4,135	(3,389)	(2,285)	12	540
Realized gain (loss) on investments	(526)	(38,872)	(1,750)	(43,289)	6,811	21,951	942	8,237
Change in unrealized gain (loss) on investments	31,252	24,108	57,541	40,044	60,418	(70,301)	1,491	(2,549)
Reinvested capital gains	-	2,796	-	-	12,751	42,825	1,922	16,475

Net increase (decrease) in contract owners’ equity resulting from operations	30,366	(12,364)	59,849	890	76,591	(7,810)	4,367	22,703

Equity transactions:
Purchase payments received from contract owners (note 3)	76	(28)	140	-	5,458	4,731	-	-
Transfers between funds	5,067	(44,906)	13,689	(7,555)	5,160	(25,848)	14,476	(18,565)
Redemptions (note 3)	(1,259)	(92,493)	(14,449)	(102,136)	(17,255)	(127,728)	(752)	(150,944)
Annuity benefits	-	-	-	-	(16,791)	(3,132)	-	-
Adjustments to maintain reserves	2	(11)	(10)	(5)	162	13	(17)	5

Net equity transactions	3,886	(137,438)	(630)	(109,696)	(23,266)	(151,964)	13,707	(169,504)

Net change in contract owners’ equity	34,252	(149,802)	59,219	(108,806)	53,325	(159,774)	18,074	(146,801)
Contract owners’ equity beginning of period	122,244	272,046	284,783	393,589	285,093	444,867	20,012	166,813

Contract owners’ equity end of period	$156,496	122,244	344,002	284,783	338,418	285,093	38,086	20,012

CHANGES IN UNITS:
Beginning units	13,326	28,605	32,570	46,681	11,608	18,468	1,121	10,715
Units purchased	2,076	3,030	1,539	3,850	424	1,926	1,217	-
Units redeemed	(1,640)	(18,309)	(1,634)	(17,961)	(707)	(8,786)	(448)	(9,594)

Ending units	13,762	13,326	32,475	32,570	11,325	11,608	1,890	1,121

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	NVMMG1		NVMMV2		SCGF		SCVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,519)	(2,494)	(1,054)	4	(2,348)	(2,300)	(8,779)	(8,552)
Realized gain (loss) on investments	(4,291)	(8,529)	(1,335)	(973)	(1,171)	(44,641)	62,887	60,979
Change in unrealized gain (loss) on investments	38,293	(1,510)	16,506	11,916	35,423	13,817	(31,567)	47,434
Reinvested capital gains	8,349	20,240	9,918	15,750	1,327	27,199	39,769	97,472

Net increase (decrease) in contract owners’ equity resulting from operations	39,832	7,707	24,035	26,697	33,231	(5,925)	62,310	197,333

Equity transactions:
Purchase payments received from contract owners (note 3)	92	-	61	27,513	90	-	208	-
Transfers between funds	33,549	(30,462)	(22,885)	13,496	12,003	(108,776)	(113,718)	(207,766)
Redemptions (note 3)	(2,282)	(1,715)	(9,216)	(35,267)	(2,124)	(56,957)	(77,881)	(99,413)
Annuity benefits	-	-	-	-	-	-	(54)	(46)
Adjustments to maintain reserves	(2)	4	(5)	(19)	3	(8)	4	(7)

Net equity transactions	31,357	(32,173)	(32,045)	5,723	9,972	(165,741)	(191,441)	(307,232)

Net change in contract owners’ equity	71,189	(24,466)	(8,010)	32,420	43,203	(171,666)	(129,131)	(109,899)
Contract owners’ equity beginning of period	164,707	189,173	203,261	170,841	141,216	312,882	976,569	1,086,468

Contract owners’ equity end of period	$235,896	164,707	195,251	203,261	184,419	141,216	847,438	976,569

CHANGES IN UNITS:
Beginning units	6,923	8,343	7,100	6,916	12,800	30,271	24,574	33,935
Units purchased	1,828	25	1,150	1,558	954	3,044	1,035	79
Units redeemed	(875)	(1,445)	(2,171)	(1,374)	(177)	(20,515)	(5,771)	(9,440)

Ending units	7,876	6,923	6,079	7,100	13,577	12,800	19,838	24,574

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	SCF		MSBF		NVOLG1		EIF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(28,614)	(18,191)	72,171	36,987	(58,396)	(41,693)	7,911	3,214
Realized gain (loss) on investments	138,092	150,344	9,801	(13,496)	168,673	114,757	14,337	11,860
Change in unrealized gain (loss) on investments	(27,628)	(45,080)	23,740	148,086	1,101,046	(1,281,533)	54,067	48,615
Reinvested capital gains	129,308	286,847	-	-	140,227	1,334,551	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	211,158	373,920	105,712	171,577	1,351,550	126,082	76,315	63,689

Equity transactions:
Purchase payments received from contract owners (note 3)	1,089	31,807	621	130,528	73,253	53,521	115	-
Transfers between funds	(318,434)	628,458	87,606	(399,901)	(124,947)	417,597	40,040	(38,540)
Redemptions (note 3)	(172,299)	(230,020)	(139,158)	(197,091)	(912,354)	(616,245)	(28,748)	(23,091)
Annuity benefits	(56)	(47)	-	-	(155)	(139)	-	-
Adjustments to maintain reserves	(33)	46	(26)	12	30	22	4	(5)

Net equity transactions	(489,733)	430,244	(50,957)	(466,452)	(964,173)	(145,244)	11,411	(61,636)

Net change in contract owners’ equity	(278,575)	804,164	54,755	(294,875)	387,377	(19,162)	87,726	2,053
Contract owners’ equity beginning of period	2,237,617	1,433,453	2,201,462	2,496,337	5,797,888	5,817,050	480,118	478,065

Contract owners’ equity end of period	$1,959,042	2,237,617	2,256,217	2,201,462	6,185,265	5,797,888	567,844	480,118

CHANGES IN UNITS:
Beginning units	40,804	31,641	122,527	148,771	242,749	248,745	25,023	28,871
Units purchased	359	15,102	15,617	31,862	3,376	22,892	1,954	57
Units redeemed	(9,224)	(5,939)	(18,312)	(58,106)	(39,733)	(28,888)	(1,462)	(3,905)

Ending units	31,939	40,804	119,832	122,527	206,392	242,749	25,515	25,023

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	NVRE1		AMTB		AMGP		AMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,219	5,451	(64)	(2,127)	(1,913)	(1,402)	(3,906)	(3,264)
Realized gain (loss) on investments	(53,177)	(39,700)	(2,355)	(4,219)	(2,848)	(1,894)	287	(810)
Change in unrealized gain (loss) on investments	79,166	11,244	(2,171)	4,163	19,965	(15,119)	54,774	(260)
Reinvested capital gains	16,814	84,146	-	-	21,023	29,285	5,350	10,623

Net increase (decrease) in contract owners’ equity resulting from operations	49,022	61,141	(4,590)	(2,183)	36,227	10,870	56,505	6,289

Equity transactions:
Purchase payments received from contract owners (note 3)	335	-	348	25,640	55	27,513	41	3,638
Transfers between funds	(71,983)	(99,456)	86,065	56,119	(765)	(384)	-	14,306
Redemptions (note 3)	(29,625)	(10,453)	(95,644)	(62,672)	(11,425)	(33,211)	(7,652)	(10,704)
Annuity benefits	-	-	(186)	(193)	-	-	-	-
Adjustments to maintain reserves	(28)	12	40	53	(15)	(15)	(14)	(11)

Net equity transactions	(101,301)	(109,897)	(9,377)	18,947	(12,150)	(6,097)	(7,625)	7,229

Net change in contract owners’ equity	(52,279)	(48,756)	(13,967)	16,764	24,077	4,773	48,880	13,518
Contract owners’ equity beginning of period	1,027,998	1,076,754	799,412	782,648	157,846	153,073	246,297	232,779

Contract owners’ equity end of period	$975,719	1,027,998	785,445	799,412	181,923	157,846	295,177	246,297

CHANGES IN UNITS:
Beginning units	35,805	39,677	59,475	58,072	7,879	8,187	24,986	24,296
Units purchased	951	2,050	6,533	15,263	4	1,478	3	1,856
Units redeemed	(4,377)	(5,922)	(7,230)	(13,860)	(536)	(1,786)	(738)	(1,166)

Ending units	32,379	35,805	58,778	59,475	7,347	7,879	24,251	24,986

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	AMTP		AMSRS		OVMS		OVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,696)	(5,059)	(502)	(373)	3,015	5,385	19,168	55,812
Realized gain (loss) on investments	64,575	62,285	1,440	1,207	47,024	5,381	(103,811)	(45,286)
Change in unrealized gain (loss) on investments	16,591	56,115	5,322	1,315	(8,185)	11,132	146,299	(14,743)
Reinvested capital gains	23,846	73,279	2,008	1,768	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,316	186,620	8,268	3,917	41,854	21,898	61,656	(4,217)

Equity transactions:
Purchase payments received from contract owners (note 3)	983	3,179	-	-	55	620	638	1,098
Transfers between funds	(20,628)	29,941	-	-	(1,478)	15,787	(86,291)	1,299,659
Redemptions (note 3)	(92,332)	(69,123)	(3,186)	(3,590)	(108,511)	(45,083)	(154,208)	(46,106)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(18)	(7)	(19)	14	(9)	13	(4)	1

Net equity transactions	(111,995)	(36,010)	(3,205)	(3,576)	(109,943)	(28,663)	(239,865)	1,254,652

Net change in contract owners’ equity	(14,679)	150,610	5,063	341	(68,089)	(6,765)	(178,209)	1,250,435
Contract owners’ equity beginning of period	909,554	758,944	50,957	50,616	597,425	604,190	2,143,149	892,714

Contract owners’ equity end of period	$894,875	909,554	56,020	50,957	529,336	597,425	1,964,940	2,143,149

CHANGES IN UNITS:
Beginning units	27,260	28,552	2,358	2,536	27,972	29,347	154,301	65,416
Units purchased	276	2,996	-	-	184	803	543	95,224
Units redeemed	(3,530)	(4,288)	(137)	(178)	(5,138)	(2,178)	(17,592)	(6,339)

Ending units	24,006	27,260	2,221	2,358	23,018	27,972	137,252	154,301

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	OVGS		OVGI		OVAG		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(11,725)	(8,434)	(482)	(412)	(3,129)	(2,760)	(4,019)	(10,511)
Realized gain (loss) on investments	(10,010)	141,540	887	24,686	(486)	18,462	(7,326)	(124,268)
Change in unrealized gain (loss) on investments	663,657	(336,605)	26,331	(33,021)	31,994	(30,660)	63,684	(830)
Reinvested capital gains	-	148,399	3,465	29,884	22,634	15,592	10,075	2,027

Net increase (decrease) in contract owners’ equity resulting from operations	641,922	(55,100)	30,201	21,137	51,013	634	62,414	(133,582)

Equity transactions:
Purchase payments received from contract owners (note 3)	854	41,811	8	422	34	34,520	43	7,195
Transfers between funds	(60,014)	(297,051)	(298)	77,799	20,454	(34,375)	(62,394)	(970,006)
Redemptions (note 3)	(294,318)	(175,602)	(66,836)	(39,277)	(4,428)	(47,219)	(24,089)	(34,710)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	18	8	(21)	-	(9)	(5)	(23)	18

Net equity transactions	(353,460)	(430,834)	(67,147)	38,944	16,051	(47,079)	(86,463)	(997,503)

Net change in contract owners’ equity	288,462	(485,934)	(36,946)	60,081	67,064	(46,445)	(24,049)	(1,131,085)
Contract owners’ equity beginning of period	2,046,946	2,532,880	249,630	189,549	183,387	229,832	267,204	1,398,289

Contract owners’ equity end of period	$2,335,408	2,046,946	212,684	249,630	250,451	183,387	243,155	267,204

CHANGES IN UNITS:
Beginning units	43,034	52,523	15,153	12,657	20,476	25,881	9,654	44,455
Units purchased	1,267	1,794	428	8,062	3,865	5,491	634	729
Units redeemed	(7,848)	(11,283)	(4,375)	(5,566)	(2,310)	(10,896)	(3,286)	(35,530)

Ending units	36,453	43,034	11,206	15,153	22,031	20,476	7,002	9,654

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	VWHAS		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,209)	(976)	896	(1,950)	(6,896)	(6,795)	(3,438)	(4,171)
Realized gain (loss) on investments	(1,613)	(10,564)	(5,091)	(9,348)	1,430	(101,309)	(79,795)	(12,294)
Change in unrealized gain (loss) on investments	(10,173)	30,393	17,137	17,992	269,012	79,290	65,056	149,964
Reinvested capital gains	-	-	-	-	-	5,322	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,995)	18,853	12,942	6,694	263,546	(23,492)	(18,177)	133,499

Equity transactions:
Purchase payments received from contract owners (note 3)	1,974	9,736	40	-	179	104	-	(65)
Transfers between funds	(65,232)	87,432	15,068	711	(39,538)	(470,482)	(18,654)	(1,260)
Redemptions (note 3)	(3,373)	(18,713)	(10,826)	(16,107)	(32,556)	(11,348)	(238,665)	(19,696)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(1)	(13)	(1)	(22)	(2)	(22)	10

Net equity transactions	(66,629)	78,454	4,269	(15,397)	(71,937)	(481,728)	(257,341)	(21,011)

Net change in contract owners’ equity	(79,624)	97,307	17,211	(8,703)	191,609	(505,220)	(275,518)	112,488
Contract owners’ equity beginning of period	121,677	24,370	126,933	135,636	592,537	1,097,757	439,393	326,905

Contract owners’ equity end of period	$42,053	121,677	144,144	126,933	784,146	592,537	163,875	439,393

CHANGES IN UNITS:
Beginning units	15,819	4,479	7,984	8,948	28,093	51,348	18,238	19,219
Units purchased	2,089	16,019	888	292	3,253	521	-	-
Units redeemed	(12,249)	(4,679)	(676)	(1,256)	(6,369)	(23,776)	(11,217)	(981)

Ending units	5,659	15,819	8,196	7,984	24,977	28,093	7,021	18,238

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	SVDF		SVOF		CAF
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,728)	(3,330)	(13,418)	9,788	-	(1,361)
Realized gain (loss) on investments	10,742	(798)	103,157	12,832	-	101,532
Change in unrealized gain (loss) on investments	39,950	(2,520)	66,218	(24,513)	-	(141,484)
Reinvested capital gains	14,195	17,297	130,356	170,092	-	37,620

Net increase (decrease) in contract owners’ equity resulting from operations	61,159	10,649	286,313	168,199	-	(3,693)

Equity transactions:
Purchase payments received from contract owners (note 3)	16	-	6,959	27,672	-	-
Transfers between funds	(39,880)	(558)	32,476	(60,650)	-	(441,418)
Redemptions (note 3)	(18,549)	(28,757)	(234,330)	(213,009)	-	(4,114)
Annuity benefits	-	-	-	-	-	-
Adjustments to maintain reserves	11	(32)	(3)	(26)	-	3

Net equity transactions	(58,402)	(29,347)	(194,898)	(246,013)	-	(445,529)

Net change in contract owners’ equity	2,757	(18,698)	91,415	(77,814)	-	(449,222)
Contract owners’ equity beginning of period	233,654	252,352	1,650,039	1,727,853	-	449,222

Contract owners’ equity end of period	$236,411	233,654	1,741,454	1,650,039	-	-

CHANGES IN UNITS:
Beginning units	5,612	6,429	34,471	39,925	-	22,414
Units purchased	841	19	916	665	-	4
Units redeemed	(1,992)	(836)	(4,737)	(6,119)	-	(22,418)

Ending units	4,461	5,612	30,650	34,471	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charge for contracts offered through the Separate Account is 1.45%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.45% of the daily value of the allocations to the underlying fund options

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $4,338 and $69,721, respectively, and total transfers from the Separate Account to the fixed account were $0 and $65,011, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $102,398 and $34,008 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$70,897,841	$-	$-	$70,897,841

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Balanced Fund - Class I (ACVB)	$105,483	$237,995
VP Capital Appreciation Fund - Class I (ACVCA)	99,088	36,949
VP Income & Growth Fund - Class I (ACVIG)	28,492	116,402
VP Inflation Protection Fund - Class II (ACVIP2)	93,792	53,829
VP International Fund - Class I (ACVI)	10,125	48,365
VP Ultra(R) Fund - Class I (ACVU1)	19,527	3,257
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	107,318	31,361
Stock Index Fund, Inc. - Initial Shares (DSIF)	546,722	674,856
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	32,198	73,971
Appreciation Portfolio - Initial Shares (DCAP)	117,977	66,099
Growth and Income Portfolio - Initial Shares (DGI)	41,391	44,476
Quality Bond Fund II - Primary Shares (FQB)	22,147	79,354
Equity-Income Portfolio - Initial Class (FEIP)	257,700	986,850
High Income Portfolio - Initial Class (FHIP)	318,923	1,141,561
VIP Asset Manager Portfolio - Initial Class (FAMP)	290,004	684,038
VIP Growth Portfolio - Initial Class (FGP)	284,388	332,056
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	125,922	177,739
VIP Overseas Portfolio - Initial Class (FOP)	112,325	63,671
VIP Value Strategies Portfolio - Service Class (FVSS)	63,590	137,535
Mid Cap Value Portfolio: Class 1 (JPMMV1)	26,940	150,091
Forty Portfolio: Service Shares (JACAS)	28,848	259,447
Global Technology Portfolio: Service Shares (JAGTS)	52,323	20,369
Overseas Portfolio: Service Shares (JAIGS)	8,106	20,294
Emerging Markets Debt Portfolio - Class I (MSEM)	365	103
U.S. Real Estate Portfolio - Class I (MSVRE)	18,053	204,231
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	133,914	535,068
NVIT Emerging Markets Fund - Class I (GEM)	60,443	24,387
NVIT International Equity Fund - Class I (GIG)	112,705	130,535
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	57,334	3,452
NVIT Core Bond Fund - Class I (NVCBD1)	39,072	98,031
NVIT Nationwide Fund - Class I (TRF)	28,811	248,189
NVIT Government Bond Fund - Class I (GBF)	89,657	344,709
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	11,864	162,028
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	32,900	22,312
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	74,275	172,019
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	20,455	12,704
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	96,370	93,681
NVIT Mid Cap Index Fund - Class I (MCIF)	366,852	486,001
NVIT Money Market Fund - Class I (SAM)	2,194,762	1,928,871
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	23,066	19,555
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	23,672	20,248
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	26,369	40,297
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	24,465	8,825
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	60,161	22,991
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	44,625	67,813
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	13,372	4,435
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	83,936	244,392
NVIT Multi-Manager Small Company Fund - Class I (SCF)	140,234	529,208
NVIT Multi-Sector Bond Fund - Class I (MSBF)	389,399	368,167
NVIT Large Cap Growth Fund - Class I (NVOLG1)	253,500	1,135,797
Invesco NVIT Comstock Value Fund - Class II (EIF2)	56,362	37,073
NVIT Real Estate Fund - Class I (NVRE1)	66,091	144,351
Short Duration Bond Portfolio - I Class Shares (AMTB)	97,971	107,346
Guardian Portfolio - I Class Shares (AMGP)	21,653	14,693
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,350	11,533
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	36,780	132,630
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,287	3,972
Capital Income Fund/VA - Non-Service Shares (OVMS)	14,290	121,225
Core Bond Fund/VA - Non-Service Shares (OVB)	52,671	273,380
Global Securities Fund/VA - Non-Service Shares (OVGS)	86,677	451,903
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	13,864	78,019
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	62,468	26,917
Health Sciences Portfolio - II (TRHS2)	30,294	110,699
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	15,349	83,199
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	17,936	12,773
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	90,919	169,767
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	-	260,774
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	54,378	102,337
Advantage VT Opportunity Fund - Class 2 (SVOF)	179,503	257,505

	$8,118,803	$14,768,710

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	1.45%	24,608	$29.40	$723,582	1.52%	12.26%
2016	1.45%	30,323	26.19	794,223	1.58%	5.45%
2015	1.45%	30,490	24.84	757,323	1.72%	-3.99%
2014	1.45%	35,626	25.87	921,634	1.54%	8.26%
2013	1.45%	39,417	23.90	941,899	1.57%	15.72%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	1.45%	15,710	34.20	537,338	0.00%	20.03%
2016	1.45%	15,447	28.50	440,144	0.00%	1.74%
2015	1.45%	18,286	28.01	512,148	0.00%	0.45%
2014	1.45%	19,129	27.88	533,372	0.00%	6.57%
2013	1.45%	18,578	26.16	486,035	0.00%	29.02%
VP Income & Growth Fund - Class I (ACVIG)
2017	1.45%	14,544	23.52	342,007	2.28%	18.74%
2016	1.45%	17,940	19.80	355,272	2.34%	11.84%
2015	1.45%	20,273	17.71	358,962	2.07%	-6.99%
2014	1.45%	24,980	19.04	475,543	2.01%	10.87%
2013	1.45%	34,050	17.17	584,644	2.15%	33.85%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	1.45%	34,834	13.60	473,741	2.66%	2.17%
2016	1.45%	32,263	13.31	429,433	1.86%	2.88%
2015	1.45%	32,954	12.94	426,373	1.95%	-3.88%
2014	1.45%	34,134	13.46	459,466	1.25%	1.80%
2013	1.45%	40,904	13.22	540,865	1.61%	-9.81%
VP International Fund - Class I (ACVI)
2017	1.45%	15,742	27.38	431,056	0.87%	29.31%
2016	1.45%	17,254	21.18	365,391	1.09%	-6.87%
2015	1.45%	21,154	22.74	481,003	0.29%	-0.70%
2014	1.45%	14,539	22.90	332,930	1.72%	-6.88%
2013	1.45%	17,023	24.59	418,624	1.71%	20.64%
VP Ultra(R) Fund - Class I (ACVU1)
2017	1.45%	3,342	24.60	82,229	0.37%	30.32%
2016	1.45%	2,617	18.88	49,411	0.42%	2.94%
2015	1.45%	3,032	18.34	55,615	0.45%	4.73%
2014	1.45%	3,439	17.51	60,230	0.37%	8.40%
2013	1.45%	3,442	16.16	55,612	0.80%	35.09%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	1.45%	11,400	32.28	367,940	0.65%	10.78%
2016	1.45%	9,264	29.14	269,933	0.79%	23.91%
2015	1.45%	7,017	23.52	165,008	0.69%	-3.75%
2014	1.45%	6,785	24.43	165,762	0.81%	3.60%
2013	1.45%	11,596	23.58	273,437	1.15%	38.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	1.45%	178,400	43.54	7,767,400	1.70%	19.78%
2016	1.45%	186,051	36.35	6,762,694	2.05%	10.09%
2015	1.45%	177,730	33.02	5,868,050	1.79%	-0.36%
2014	1.45%	218,051	33.14	7,225,250	1.76%	11.78%
2013	1.45%	218,359	29.64	6,472,921	1.86%	30.11%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	1.45%	5,528	30.97	171,177	1.11%	13.67%
2016	1.45%	7,282	27.24	198,380	1.29%	8.78%
2015	1.45%	7,421	25.04	185,853	1.02%	-4.60%
2014	1.45%	8,199	26.25	215,262	1.05%	11.81%
2013	1.45%	10,197	23.48	239,440	1.21%	32.40%
Appreciation Portfolio - Initial Shares (DCAP)
2017	1.45%	30,115	28.87	869,502	1.34%	25.49%
2016	1.45%	32,011	23.01	736,498	1.60%	6.34%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	1.45%	41,590	21.64	899,807	1.69%	-3.88%
2014	1.45%	47,269	22.51	1,063,986	1.77%	6.52%
2013	1.45%	67,300	21.13	1,422,085	1.75%	19.35%
Growth and Income Portfolio - Initial Shares (DGI)
2017	1.45%	8,782	27.74	243,650	0.73%	17.98%
2016	1.45%	9,210	23.52	216,586	1.24%	8.44%
2015	1.45%	9,402	21.69	203,890	0.86%	0.11%
2014	1.45%	10,049	21.66	217,679	0.77%	8.48%
2013	1.45%	12,393	19.97	247,471	0.91%	34.80%
Quality Bond Fund II - Primary Shares (FQB)
2017	1.45%	28,627	15.89	454,796	3.34%	2.53%
2016	1.45%	32,810	15.49	508,384	3.70%	2.32%
2015	1.45%	35,646	15.14	539,774	3.83%	-1.69%
2014	1.45%	43,864	15.40	675,653	3.23%	2.29%
2013	1.45%	28,997	15.06	436,659	4.73%	-0.43%
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.45%	114,942	35.78	4,112,546	1.63%	11.26%
2016	1.45%	139,598	32.16	4,489,141	2.26%	16.31%
2015	1.45%	153,766	27.65	4,251,276	3.05%	-5.36%
2014	1.45%	173,509	29.21	5,068,690	2.58%	7.14%
2013	1.45%	204,428	27.27	5,573,851	2.43%	26.29%
High Income Portfolio - Initial Class (FHIP)
2017	1.45%	145,482	21.07	3,065,226	5.12%	5.39%
2016	1.45%	191,919	19.99	3,836,862	5.45%	12.95%
2015	1.45%	169,370	17.70	2,997,799	5.99%	-5.02%
2014	1.45%	219,491	18.64	4,090,476	6.22%	-0.31%
2013	1.45%	223,416	18.69	4,176,596	5.90%	4.41%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	1.45%	67,934	28.08	1,907,552	1.63%	12.45%
2016	1.45%	91,849	24.97	2,293,430	1.50%	1.58%
2015	1.45%	98,069	24.58	2,410,640	1.54%	-1.31%
2014	1.45%	106,718	24.91	2,658,068	1.52%	4.30%
2013	1.45%	111,779	23.88	2,669,386	1.66%	14.03%
VIP Growth Portfolio - Initial Class (FGP)
2017	1.45%	69,973	41.68	2,916,759	0.22%	33.18%
2016	1.45%	75,667	31.30	2,368,284	0.04%	-0.66%
2015	1.45%	89,455	31.51	2,818,347	0.26%	5.62%
2014	1.45%	101,963	29.83	3,041,468	0.18%	9.68%
2013	1.45%	111,826	27.20	3,041,169	0.29%	34.36%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	1.45%	143,641	14.63	2,101,745	2.31%	2.65%
2016	1.45%	149,117	14.25	2,125,500	2.34%	3.12%
2015	1.45%	149,862	13.82	2,071,603	2.47%	-2.15%
2014	1.45%	157,964	14.13	2,231,476	2.32%	4.22%
2013	1.45%	148,701	13.55	2,015,568	1.85%	-3.31%
VIP Overseas Portfolio - Initial Class (FOP)
2017	1.45%	34,254	24.33	833,437	1.55%	28.40%
2016	1.45%	32,460	18.95	615,069	1.30%	-6.44%
2015	1.45%	37,167	20.25	752,745	1.51%	2.12%
2014	1.45%	25,337	19.83	502,476	1.27%	-9.41%
2013	1.45%	28,203	21.89	617,413	1.38%	28.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	1.45%	5,902	26.80	158,201	1.31%	17.49%
2016	1.45%	11,407	22.82	260,251	1.06%	7.90%
2015	1.45%	11,486	21.15	242,877	1.05%	-4.46%
2014	1.45%	11,589	22.13	256,496	0.94%	5.15%
2013	1.45%	11,776	21.05	247,880	0.80%	28.55%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	1.45%	9,872	30.57	301,742	0.80%	12.12%
2016	1.45%	14,721	27.26	401,315	0.86%	13.04%
2015	1.45%	13,291	24.12	320,543	0.97%	-4.07%
2014	1.45%	21,552	25.14	541,810	0.93%	13.44%
2013	1.45%	22,098	22.16	489,726	1.35%	30.38%
Forty Portfolio: Service Shares (JACAS)
2017	1.45%	9,844	20.15	198,365	0.00%	28.12%
2016	1.45%	22,629	15.73	355,920	0.85%	0.47%
2015	1.45%	31,703	15.66	496,316	1.23%	10.31%
2014	1.45%	29,742	14.19	422,067	0.03%	6.90%
2013	1.45%	33,621	13.28	446,354	0.53%	28.99%
Global Technology Portfolio: Service Shares (JAGTS)
2017	1.45%	11,740	12.72	149,335	0.38%	42.82%
2016	1.45%	9,695	8.91	86,349	0.02%	12.21%
2015	1.45%	111,738	7.94	886,860	1.02%	3.13%
2014	1.45%	9,395	7.70	72,305	0.00%	7.76%
2013	1.45%	10,164	7.14	72,589	0.00%	33.43%
Overseas Portfolio: Service Shares (JAIGS)
2017	1.45%	4,220	12.64	53,360	1.68%	28.91%
2016	1.45%	5,366	9.81	52,632	4.49%	-8.06%
2015	1.45%	9,793	10.67	104,472	0.49%	-10.13%
2014	1.45%	12,549	11.87	148,970	5.30%	-13.38%
2013	1.45%	14,847	13.70	203,450	2.54%	12.62%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	1.45%	235	29.28	6,880	5.44%	8.12%
2016	1.45%	235	27.08	6,363	5.54%	8.96%
2015	1.45%	235	24.85	5,840	5.29%	-2.55%
2014	1.45%	235	25.50	5,993	8.13%	1.43%
2013	1.45%	791	25.14	19,887	2.94%	-10.07%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	1.45%	10,313	69.09	712,407	1.41%	1.62%
2016	1.45%	13,103	67.98	890,739	1.33%	5.27%
2015	1.45%	16,177	64.58	1,044,680	1.37%	0.69%
2014	1.45%	19,302	64.14	1,238,030	1.45%	27.84%
2013	1.45%	20,853	50.17	1,046,172	1.08%	0.57%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	1.45%	37,028	27.10	1,003,485	1.67%	7.10%
2016	1.45%	53,148	25.30	1,344,812	2.30%	18.70%
2015	1.45%	60,465	21.32	1,288,937	2.09%	-5.66%
2014	1.45%	85,898	22.60	1,941,058	2.02%	11.48%
2013	1.45%	88,677	20.27	1,797,507	1.87%	29.99%
NVIT Emerging Markets Fund - Class I (GEM)
2017	1.45%	15,991	25.49	407,605	1.46%	39.46%
2016	1.45%	14,462	18.28	264,296	0.81%	6.16%
2015	1.45%	18,425	17.22	317,208	0.54%	-17.21%
2014	1.45%	59,690	20.80	1,241,320	0.87%	-6.88%
NVIT International Equity Fund - Class I (GIG)
2017	1.45%	171,988	16.05	2,760,359	1.73%	25.61%
2016	1.45%	173,249	12.78	2,213,677	2.63%	-0.59%
2015	1.45%	107,443	12.85	1,380,989	0.51%	-4.46%
2014	1.45%	87,331	13.45	1,174,920	1.71%	-1.89%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	1.45%	5,701	30.46	173,671	0.70%	23.05%
2016	1.45%	3,888	24.76	96,255	0.83%	11.96%
2015	1.45%	3,821	22.11	84,491	0.75%	-2.51%
2014	1.45%	4,673	22.68	105,996	0.88%	5.05%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	1.45%	6,734	21.59	145,376	1.36%	41.74%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.45%	877	21.63	18,972	1.41%	36.76%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	1.45%	73,360	12.87	944,009	2.93%	2.89%
2016	1.45%	79,099	12.51	989,296	3.02%	3.82%
2015	1.45%	85,697	12.05	1,032,353	2.66%	-2.16%
2014	1.45%	138,431	12.31	1,704,428	2.83%	3.53%
2013	1.45%	97,153	11.89	1,155,374	2.43%	-3.33%
NVIT Nationwide Fund - Class I (TRF)
2017	1.45%	79,726	35.30	2,814,410	1.02%	18.78%
2016	1.45%	86,090	29.72	2,558,545	1.19%	9.78%
2015	1.45%	130,980	27.07	3,545,917	1.18%	-0.53%
2014	1.45%	161,204	27.22	4,387,323	1.16%	10.52%
2013	1.45%	168,058	24.62	4,138,403	2.56%	29.20%
NVIT Government Bond Fund - Class I (GBF)
2017	1.45%	55,989	18.56	1,039,124	1.98%	0.61%
2016	1.45%	70,057	18.45	1,292,360	1.86%	-0.72%
2015	1.45%	79,303	18.58	1,473,460	1.70%	-1.56%
2014	1.45%	90,895	18.87	1,715,556	1.94%	3.05%
2013	1.45%	98,020	18.31	1,795,228	1.94%	-5.45%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	1.45%	2,678	23.33	62,451	1.40%	16.72%
2016	1.45%	10,379	19.99	207,449	1.68%	7.88%
2015	1.45%	10,496	18.53	194,455	1.31%	-2.43%
2014	1.45%	14,839	18.99	281,773	1.65%	3.46%
2013	1.45%	14,185	18.35	260,339	1.27%	25.40%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	1.45%	9,974	14.70	146,609	2.22%	4.15%
2016	1.45%	9,516	14.11	134,297	2.14%	2.76%
2015	1.45%	14,072	13.73	193,256	1.60%	-1.19%
2014	1.45%	16,936	13.90	235,403	1.67%	2.38%
2013	1.45%	18,532	13.58	251,576	1.24%	3.31%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	1.45%	48,718	19.63	956,387	1.73%	11.29%
2016	1.45%	57,225	17.64	1,009,388	2.01%	5.59%
2015	1.45%	59,825	16.70	999,366	1.24%	-1.78%
2014	1.45%	140,981	17.01	2,397,698	1.69%	3.66%
2013	1.45%	151,653	16.41	2,488,230	2.81%	14.94%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	1.45%	12,192	22.02	268,423	1.65%	14.99%
2016	1.45%	12,637	19.15	241,949	1.79%	6.91%
2015	1.45%	13,116	17.91	234,882	1.45%	-2.17%
2014	1.45%	13,942	18.31	255,211	1.29%	3.44%
2013	1.45%	24,716	17.70	437,405	1.63%	20.60%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	1.45%	24,511	17.37	425,667	1.89%	7.63%
2016	1.45%	25,512	16.13	411,634	1.90%	4.17%
2015	1.45%	27,797	15.49	430,531	1.63%	-1.48%
2014	1.45%	30,527	15.72	479,917	1.57%	3.22%
2013	1.45%	37,511	15.23	571,312	1.84%	8.89%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	1.45%	79,523	34.79	2,766,798	1.07%	14.11%
2016	1.45%	87,936	30.49	2,681,303	1.22%	18.55%
2015	1.45%	100,202	25.72	2,577,236	1.17%	-3.95%
2014	1.45%	76,872	26.78	2,058,436	1.11%	7.83%
2013	1.45%	78,303	24.83	1,944,408	1.08%	31.12%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class I (SAM)
2017	1.45%	260,958	11.48	2,996,320	0.45%	-1.03%
2016	1.45%	235,347	11.60	2,730,408	0.01%	-1.44%
2015	1.45%	298,031	11.77	3,508,095	0.00%	-1.45%
2014	1.45%	270,731	11.94	3,233,636	0.00%	-1.45%
2013	1.45%	288,132	12.12	3,492,121	0.00%	-1.45%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	1.45%	13,762	11.37	156,496	1.21%	23.95%
2016	1.45%	13,326	9.17	122,244	1.16%	-3.54%
2015	1.45%	28,605	9.51	272,046	0.77%	-1.93%
2014	1.45%	18,413	9.70	178,579	1.07%	-3.02%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	1.45%	32,475	10.59	344,002	2.74%	21.15%
2016	1.45%	32,570	8.74	284,783	2.82%	3.70%
2015	1.45%	46,681	8.43	393,589	1.27%	-6.50%
2014	1.45%	38,416	9.02	346,394	2.04%	-9.83%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	1.45%	11,325	29.88	338,418	0.36%	28.32%
2016	1.45%	11,608	23.29	270,339	0.74%	0.71%
2015	1.45%	18,468	23.12	427,024	0.48%	1.93%
2014	1.45%	17,574	22.68	398,640	0.47%	8.83%
2013	1.45%	21,165	20.84	441,147	0.75%	32.79%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	1.45%	1,890	20.15	38,086	1.53%	12.88%
2016	1.45%	1,121	17.85	20,012	1.88%	14.67%
2015	1.45%	10,715	15.57	166,813	1.28%	-4.56%
2014	1.45%	10,831	16.31	176,667	1.22%	8.92%
2013	1.45%	11,526	14.98	172,599	1.38%	33.48%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.45%	7,876	29.95	235,896	0.00%	25.89%
2016	1.45%	6,923	23.79	164,707	0.00%	4.93%
2015	1.45%	8,343	22.67	189,173	0.00%	-1.63%
2014	1.45%	59,094	23.05	1,362,137	0.00%	2.53%
2013	1.45%	64,633	22.48	1,453,150	0.00%	36.93%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	1.45%	6,079	32.12	195,251	0.98%	12.19%
2016	1.45%	7,100	28.63	203,261	1.44%	15.89%
2015	1.45%	6,916	24.70	170,841	0.98%	-4.29%
2014	1.45%	13,420	25.81	346,379	1.79%	15.32%
2013	1.45%	6,195	22.38	138,651	1.28%	33.71%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	1.45%	13,577	13.58	184,419	0.00%	23.12%
2016	1.45%	12,800	11.03	141,216	0.00%	6.74%
2015	1.45%	30,271	10.34	312,882	0.00%	-0.70%
2014	1.45%	27,440	10.41	285,635	0.00%	1.32%
2013	1.45%	35,003	10.27	359,612	0.00%	42.20%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	1.45%	19,838	42.69	846,973	0.47%	7.49%
2016	1.45%	24,574	39.72	976,100	0.57%	24.11%
2015	1.45%	33,935	32.00	1,086,057	0.58%	-7.39%
2014	1.45%	63,501	34.56	2,194,351	0.52%	5.47%
2013	1.45%	66,754	32.76	2,187,121	0.67%	38.37%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	1.45%	31,939	61.32	1,958,550	0.00%	11.85%
2016	1.45%	40,804	54.83	2,237,139	0.38%	21.06%
2015	1.45%	31,641	45.29	1,433,025	0.36%	-3.06%
2014	1.45%	37,726	46.72	1,762,578	0.17%	-0.65%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	1.45%	41,179	47.02	1,936,428	0.13%	38.86%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	1.45%	119,832	18.83	2,256,217	4.64%	4.79%
2016	1.45%	122,527	17.97	2,201,462	3.01%	7.08%
2015	1.45%	148,771	16.78	2,496,337	1.97%	-4.30%
2014	1.45%	129,602	17.53	2,272,381	3.04%	2.38%
2013	1.45%	142,618	17.13	2,442,510	3.14%	-2.56%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.45%	206,392	29.96	6,183,841	0.47%	25.47%
2016	1.45%	242,749	23.88	5,796,655	0.74%	2.13%
2015	1.45%	248,745	23.38	5,815,739	0.60%	3.57%
2014	1.45%	299,637	22.57	6,764,186	0.71%	7.22%
2013	1.45%	330,908	21.05	6,966,948	0.78%	34.72%
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	1.45%	25,515	22.25	567,844	2.99%	15.99%
2016	1.45%	25,023	19.19	480,118	2.16%	15.87%
2015	1.45%	28,871	16.56	478,065	1.57%	-7.87%
2014	1.45%	30,791	17.97	553,418	1.15%	7.35%
2013	1.45%	35,621	16.74	596,395	0.00%	33.34%
NVIT Real Estate Fund - Class I (NVRE1)
2017	1.45%	32,379	30.13	975,719	2.07%	4.96%
2016	1.45%	35,805	28.71	1,027,998	1.96%	5.80%
2015	1.45%	39,677	27.14	1,076,754	3.31%	-6.73%
2014	1.45%	9,134	29.10	265,763	3.84%	27.02%
2013	1.45%	5,743	22.91	131,533	1.25%	1.55%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	1.45%	58,778	13.34	783,928	1.45%	-0.57%
2016	1.45%	59,475	13.41	797,754	1.22%	-0.24%
2015	1.45%	58,072	13.45	780,844	1.37%	-1.27%
2014	1.45%	72,236	13.62	983,791	1.03%	-0.85%
2013	1.45%	193,231	13.74	2,654,132	2.48%	-0.84%
Guardian Portfolio - I Class Shares (AMGP)
2017	1.45%	7,347	24.77	181,923	0.34%	23.60%
2016	1.45%	7,879	20.04	157,846	0.55%	7.16%
2015	1.45%	8,187	18.70	153,073	0.71%	-6.35%
2014	1.45%	9,175	19.96	183,169	0.37%	7.45%
2013	1.45%	20,865	18.58	387,678	0.82%	36.80%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	1.45%	24,251	12.17	295,177	0.00%	23.48%
2016	1.45%	24,986	9.86	246,297	0.00%	2.89%
2015	1.45%	24,296	9.58	232,779	0.00%	-4.19%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	1.45%	24,006	37.28	894,875	0.58%	11.72%
2016	1.45%	27,260	33.37	909,554	0.82%	25.52%
2015	1.45%	28,552	26.58	758,944	0.71%	-13.08%
2014	1.45%	34,240	30.58	1,047,146	0.72%	8.26%
2013	1.45%	37,564	28.25	1,061,156	1.13%	29.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	1.45%	2,221	25.22	56,020	0.52%	16.72%
2016	1.45%	2,358	21.61	50,957	0.69%	8.27%
2015	1.45%	2,536	19.96	50,616	0.56%	-1.91%
2014	1.45%	2,697	20.35	54,876	0.37%	8.78%
2013	1.45%	3,458	18.70	64,680	0.72%	35.61%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	1.45%	23,018	23.00	529,336	1.99%	7.67%
2016	1.45%	27,972	21.36	597,425	2.35%	3.74%
2015	1.45%	29,347	20.59	604,190	2.26%	-0.63%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.45%	30,597	20.72	633,944	2.08%	6.63%
2013	1.45%	36,342	19.43	706,145	2.36%	11.53%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	1.45%	137,252	14.32	1,964,940	2.40%	3.07%
2016	1.45%	154,301	13.89	2,143,149	5.01%	1.78%
2015	1.45%	65,416	13.65	892,714	4.04%	-0.50%
2014	1.45%	72,881	13.72	999,631	5.12%	5.71%
2013	1.45%	79,610	12.98	1,032,943	5.16%	-1.55%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	1.45%	36,453	64.07	2,335,408	0.92%	34.69%
2016	1.45%	43,034	47.57	2,046,946	1.06%	-1.37%
2015	1.45%	52,523	48.22	2,532,880	1.32%	2.44%
2014	1.45%	53,984	47.08	2,541,453	1.35%	0.81%
2013	1.45%	28,388	46.70	1,325,745	1.36%	25.46%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	1.45%	11,206	18.98	212,684	1.22%	15.22%
2016	1.45%	15,153	16.47	249,630	1.27%	10.00%
2015	1.45%	12,657	14.98	189,549	0.93%	1.83%
2014	1.45%	13,961	14.71	205,307	0.75%	9.10%
2013	1.45%	12,732	13.48	171,631	1.10%	29.86%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	1.45%	22,031	11.37	250,451	0.03%	26.93%
2016	1.45%	20,476	8.96	183,387	0.00%	0.85%
2015	1.45%	25,881	8.88	229,832	0.00%	5.06%
2014	1.45%	51,453	8.45	434,903	0.00%	4.25%
2013	1.45%	63,142	8.11	511,945	0.01%	34.01%
Health Sciences Portfolio - II (TRHS2)
2017	1.45%	7,002	34.73	243,155	0.00%	25.47%
2016	1.45%	9,654	27.68	267,204	0.00%	-12.01%
2015	1.45%	44,455	31.45	1,398,289	0.00%	10.84%
2014	1.45%	14,907	28.38	423,040	0.00%	29.32%
2013	1.45%	11,822	21.94	259,423	0.00%	48.33%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	1.45%	5,659	7.43	42,053	0.00%	-3.39%
2016	1.45%	15,819	7.69	121,677	0.16%	41.34%
2015	1.45%	4,479	5.44	24,370	0.03%	-34.59%
2014	1.45%	5,286	8.32	43,979	0.00%	-20.52%
2013	1.45%	3,208	10.47	33,580	0.38%	8.70%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	1.45%	8,196	17.59	144,144	2.12%	10.62%
2016	1.45%	7,984	15.90	126,933	0.00%	4.88%
2015	1.45%	8,948	15.16	135,636	6.43%	-14.35%
2014	1.45%	9,047	17.70	160,108	5.43%	0.70%
2013	1.45%	10,596	17.57	186,213	3.07%	-10.49%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	1.45%	24,977	31.39	784,146	0.45%	48.85%
2016	1.45%	28,093	21.09	592,537	0.60%	-1.34%
2015	1.45%	51,348	21.38	1,097,757	0.14%	-15.24%
2014	1.45%	10,665	25.22	269,026	0.52%	-1.86%
2013	1.45%	11,276	25.70	289,799	2.04%	10.40%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	1.45%	7,021	23.34	163,875	0.00%	-3.12%
2016	1.45%	18,238	24.09	439,393	0.39%	41.63%
2015	1.45%	19,219	17.01	326,905	0.03%	-34.41%
2014	1.45%	20,788	25.94	539,127	0.09%	-20.28%
2013	1.45%	23,198	32.53	754,694	0.70%	8.93%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	1.45%	4,461	53.00	236,411	0.00%	27.26%
2016	1.45%	5,612	41.64	233,654	0.00%	6.09%
2015	1.45%	6,429	39.25	252,352	0.00%	-2.89%
2014	1.45%	6,768	40.42	273,570	0.00%	-1.10%
2013	1.45%	10,114	40.87	413,367	0.01%	41.72%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	1.45%	30,650	56.82	1,741,454	0.65%	18.70%
2016	1.45%	34,471	47.87	1,650,039	2.03%	10.61%
2015	1.45%	39,925	43.28	1,727,853	0.13%	-4.49%
2014	1.45%	43,176	45.31	1,956,432	0.06%	8.82%
2013	1.45%	47,154	41.64	1,963,414	0.20%	28.78%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	1.45%	55,021	28.74	1,581,424	1.38%	25.49%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.45%	55,821	24.69	1,377,996	2.47%	-0.71%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	1.45%	63,223	21.91	1,385,456	0.66%	16.11%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	1.45%	11,375	16.80	191,092	1.01%	-9.43%
2013	1.45%	17,224	18.55	319,477	1.25%	28.56%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	1.45%	1,276	18.41	23,495	0.24%	19.58%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.45%	10,421	17.90	186,484	2.14%	19.66%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.45%	22,414	20.04	449,222	0.35%	3.15%
2014	1.45%	25,611	19.43	497,599	0.35%	9.72%
2013	1.45%	27,013	17.71	478,383	0.68%	27.86%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.45%	13,318	16.63	221,459	1.72%	-6.88%
2013	1.45%	14,978	17.86	267,456	1.66%	20.64%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	1.45%	9,062	28.39	257,305	0.00%	5.34%
2013	1.45%	12,818	26.95	345,497	0.00%	29.94%

2017	Reserves for annuity contracts in payout phase:				$8,668
2017	Contract Owners’ Equity:				$70,897,651
2016	Reserves for annuity contracts in payout phase:				$70,710
2016	Contract Owners’ Equity:				$69,894,999
2015	Reserves for annuity contracts in payout phase:				$76,797
2015	Contract Owners’ Equity:				$72,351,927
2014	Reserves for annuity contracts in payout phase:				$94,048
2014	Contract Owners’ Equity:				$82,755,880
2013	Reserves for annuity contracts in payout phase:				$98,828
2013	Contract Owners’ Equity:				$85,943,119

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.